Income taxes	12 Months Ended
Jan. 31, 2013
Income taxes [Text Block]

NOTE 10 – Income taxes

As of January 31 our deferred tax asset is as follows:

	January 31, 2013	January 31, 2012
Net operating loss carryforwards	$9,513,000	$8,681,000
Less valuation allowance	(9,513,000)	(8,681,000)
	$-	-

Management has elected to provide a deferred tax asset valuation allowance equal to the potential benefit due to our history of losses. If we demonstrate the ability to generate taxable income, management will re-evaluate the allowance. The change in the valuation allowance of $832,000 and 176,000 in the years ended January 31, 2013 and 2012 primarily represents the benefit of the change in net operating loss carry-forwards during the period. As of January 31, 2013, our estimated net operating loss carryforward is approximately $27,980,000 and will expire beginning in 2024 through 2033.

Internal Revenue Code Section 382 limits the ability to utilize net operating losses if a 50% change in ownership occurs over a three year period. Such limitation of the net operating losses may have occurred but we have not analyzed it at this time as the deferred tax asset is fully reserved. We have federal and state net operating loss carry-forwards that are available to offset future taxable income.